UNITED STATES
        	           SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: JUNE 30,1999

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY      AUGUST 6, 1999
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        39

Form 13F Information Table Value Total:    $  176,025
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES


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                                                      FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER
   NAME OF ISSUER           TITLE OF CLASS    CUSIP     X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE   SHARED     NONE
-------------------------   --------------   ---------  -------  -------- --- ---- ------- -------- ----   --------   ------

3DFX  INTERACTIVE INC       COMMON           88553X103    1711    109,500 SH       OTHER   01        0      109500
BANC OF AMERICA CORP.       PUT              060505954    2933     40,000 SH  PUT  OTHER   01        0       40000
Brookstone Inc.             COMMON           114537103    6124    395,100 SH       OTHER   01        0      395100
BOWNE & CO INC.             COMMON           103043105   14044  1,050,000 SH       OTHER   01        0     1050000
CAMBELL RESOURCES INC       COMMON           134422104    3288 10,521,700 SH       OTHER   01        0    10521700
CHINA TELECOM               PUT              169428109    1140     20,000 SH  PUT  OTHER   01        0       20000
C-CUBE MICROSYSTEMS INC.    COMMON           125015107   11667    368,200 SH       OTHER   01        0      368200
DATA TRANSMISSION NETWORK   COMMON           238017107    1617     57,500 SH       OTHER   01        0               57500
DATA TRANSMISSION NETWORK   PUT              238017957    1744     62,000 SH  PUT  OTHER   01        0       62000
DELL COMPUTER CORP          COMMON           247025109    1739     47,000 SH       OTHER   01        0       47000
DELL COMPUTER CORP          PUT              247025959    8140    220,000 SH  PUT  OTHER   01        0      220000
DIAMONDS TR                 COMMON           252787106    6563     60,000 SH       OTHER   01        0       60000
EINSTEIN NOAH BAGELS CORP   COMMON           282577105      62     64,000 SH       OTHER   01        0               64000
FASTENAL CORP               COMMON           311900104     440      8,400 SH       OTHER   01        0        8400
FASTENAL CORP               PUT              311900954     524     10,000 SH  PUT  OTHER   01        0       10000
GAP INC                     PUT              364760958    2267     45,000 SH  PUT  OTHER   01        0       45000
GENESIS MICROCHIP           COMMON           371933102    3173    134,300 SH       OTHER   01        0       27700  106600
GENESIS MICROCHIP           PUT              371933952    1477     62,500 SH  PUT  OTHER   01        0       62500
HIBBETT SPORTING GOODS      COMMON           428565105    2633    119,700 SH       OTHER   01        0       84700   35000
HOME DEPOT                  PUT              437076952    3383     52,500 SH  PUT  OTHER   01        0       52500
HOMESTAKE MINING            COMMON           437614100    1756    214,500 SH       OTHER   01        0      214500
IOMEGA INC                  PUT              462030957   32084  6,498,100 SH  PUT  OTHER   01        0     6498100
LERNOUT & HAUSPIE SPEECH    COMMON           B5628B104    5348    150,900 SH       OTHER   01        0       25500  125400
LERNOUT & HAUSPIE SPEECH    PUT              B5628B954     532     15,000 SH  PUT  OTHER   01        0       15000
LHS GROUP                   COMMON           501938104    2412     72,800 SH       OTHER   01        0        2500   70300
LHS GROUP                   PUT              501938954   31949    964,500 SH  PUT  OTHER   01        0      964500
MERRILL LYNCH & CO          PUT              590188958    1590     20,000 SH  PUT  OTHER   01        0       20000
MIM CORP                    COMMON           553044108      92     37,700 SH       OTHER   01        0       37700
NASDAQ 100 TR               COMMON           631100104    3458     30,000 SH       OTHER   01        0       30000
NVDIA                       COMMON           67066G104    2379    124,400 SH       OTHER   01        0      124400
OAK TECH                    COMMON           671802106    7321  2,019,700 SH       OTHER   01        0     2019700
OPTA FOOD INGR. INC         COMMON           68381N105    3287  1,031,300 SH       OTHER   01        0     1031300
RITE AID CORP               PUT              767754954     616     25,000 SH  PUT  OTHER   01        0       25000
SABRATEK                    PUT              78571U958     656     30,000 SH  PUT  OTHER   01        0       30000
STANDARD PACIFIC CORP       COMMON           85375C101    1625    125,000 SH       OTHER   01        0      125000
STEWART ENTERPRISES         PUT              860370955     510     35,000 SH  PUT  OTHER   01        0       35000
SUNRISE ASSISTED LIVING     COMMON           86768K106     907     26,000 SH       OTHER   01        0       26000
TII INDUSTRIES              COMMON           872479209     621    326,000 SH       OTHER   01        0      326000
UNITED INTL HOLDINGS INC    COMMON           910734102    4213     62,300 SH       OTHER   01        0       62300